Regulatory Matters - Summary of Bank's Capital Amount and Ratios and Regulatory Thresholds (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Amount	$ 45,056
Tier 1 Capital to Risk-Weighted Assets, Actual Amount	45,056	$ 38,581
Total Capital to Risk-Weighted Assets, Actual Amount	47,567	40,064
Tier I Capital to Total Assets, Actual Amount	$ 45,056	$ 38,581
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Ratio	12.44%
Tier I Capital to Risk-Weighted Assets, Actual Ratio	12.44%	32.57%
Total Capital to Risk-Weighted Assets, Actual Ratio	13.13%	33.82%
Tier I Capital to Total Assets, Actual Ratio	9.76%	16.99%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 16,297
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	21,729	$ 4,738
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	28,972	9,477
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Amount	$ 18,466	$ 9,083
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	4.50%
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	6.00%	4.00%
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Ratio	4.00%	4.00%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 23,540
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	28,972	$ 7,107
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	36,215	11,846
Tier I Capital to Total Assets, Minimum to be Well Capitalized Amount	$ 23,082	$ 11,354
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	6.50%
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	8.00%	6.00%
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	10.00%	10.00%
Tier I Capital to Total Assets, Minimum to be Well Capitalized Ratio	5.00%	6.00%